Provisions for judicial and administrative proceedings, commitments and other provisions (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Provisional contribution on financial transaction on customer operations	R$ 1,167	R$ 1,099
National social security contribution	142	138
Service tax	366	379
Main lawsuite losses	35,834	R$ 34,829
Profit sharing on INSS	9,804
Tax on services ISS	3,635
Non approved compensation	6,524
Losess on credit operations	1,092
Use of CSLL tax loss and nagative basis	2,522
Amortization of banco goodwill banco sudameris	837
Capital gain IRPJ and CSLL	573
IRRF - Remittance Abroad	1,109
Labor litigation with possible risk of loss	459
Civil lawsuits with possible risk of loss	R$ 3,249